Share-based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 shares	Dec. 31, 2020 £ / shares shares	Mar. 31, 2021 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense | $	$ 1,312	$ 1,701	$ 2,699	$ 3,353
Vesting period			4 years
Price per share | £ / shares							£ 92,451.85
Shares cancelled			103,608
Unrecognized compensation costs related to unvested employee shares outstanding | $	$ 1,200		$ 1,200		$ 2,600
Weighted-average period			10 months 24 days		1 year 2 months 12 days
Weighted average grant-date fair value of share options granted | $ / shares	$ 0.66		$ 0.76
Unrecognized compensation cost related to share options outstanding | $	$ 5,000		$ 5,000
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average period			2 years 3 months 18 days
Deferred Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Deferred share repurchased			1				1,509,384
Stock repurchase price per share | £ / shares							£ 0.01
Number of outstanding shares cancelled							109,058
Price per share | $ / shares
Vesting on First Anniversary
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting percentage			25.00%
2021 Share Omnibus Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Ordinary shares reserved for future issuance								2,572,558
Increase of reserved shares, percent of common stock outstanding						4.00%
Ordinary shares issued			7,471,315
Shares available for future grant	752,914		752,914
2021 Employee Share Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Increase of reserved shares, percent of common stock outstanding						1.00%
Shares available for future grant						467,738
Ordinary shares authorized for issuance	1,286,392		1,286,392			467,738
Percentage of fair market value of ADSs on offering date or exercise date at which employees have opportunity to purchase ordinary shares or ADSs.						85.00%
Compensation expense including SIP shares | $	$ 100		$ 100
Compensation expense | $		$ 100		$ 100
2021 Share Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Employee share purchase plan terms			There is no minimum service condition on the Partnership Shares, and the participants can sell/transfer the shares after their acquisition from the market. There is a minimum service condition for the Free and Matching Shares that requires the participants to provide continuing service for at least 36 months from the date of grant. If the participants are no longer with the Company or its subsidiaries before the completion of 36 months' service (with the relevant date determined as the last day of employment), the Free and Matching Shares generally will be 100% forfeited and available for future issuance.
Percentage of shares forfeited and available for future issuance if minimum service conditions are not fulfilled			100.00%
SIP shares issued under ESPP, including SIP shares			44,026
Employee stock purchase program, number of shares reserved and available to grant			643,408